EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on December 8, 2015 (Accession No. 0001193125-15-397186), to the Prospectus dated May 1, 2015, as supplemented, for the Class B shares of Charter Aggressive Growth Portfolio, Charter Conservative Portfolio, Charter Growth Portfolio, Charter Moderate Growth Portfolio and Charter Moderate Portfolio, each a series of AXA Premier VIP Trust.